Income Taxes - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Japanese statutory income tax rate	38.00%	38.00%	40.00%
Net increase (decrease) in the total valuation allowance	¥ 2,443	¥ 2,888	¥ (1,621)
Net operating losses which can be carried forward for income tax purposes to reduce future taxable income	194,572
Deferred tax liabilities not recognized for a portion of undistributed earnings of foreign subsidiaries	28,318
Undistributed earnings of subsidiaries for which tax liabilities were not recognized earlier	961,917
Total amounts of unrecognized tax benefits that would reduce the effective tax rate, if recognized	¥ 6,431	¥ 6,201
Scenario, Forecast
Income Taxes [Line Items]
Japanese statutory income tax rate				35.00%	35.00%